Investment in Joint Operations	12 Months Ended
Jun. 30, 2018
Interest in Other Entities [Abstract]
Investment in Joint Operations
INVESTMENT IN JOINT OPERATIONS
MOROBE MINING JOINT VENTURES (MMJV) PARTNERSHIP AGREEMENT
The group has a 50% interest in the mining and exploration assets located in the Morobe province, PNG. Newcrest owns the remaining 50% interest in these assets. This partnership was formed during the 2009 financial year through a range of transactions and was completed by 30 June 2009. The assets included the Hidden Valley operation and the Wafi-Golpu project. During the 2017 year, Harmony purchased Newcrest's 50% interest in Hidden Valley. The key remaining asset in the joint arrangement is the Wafi-Golpu project. The joint arrangement is accounted for as a joint operation.